Acquisitions and Other Investments - Plated Acquisition - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Sep. 20, 2017	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Business Acquisition [Line Items]
Net cash paid for acquisitions		$ 148.8	$ 188.6	$ 220.6	$ 710.8	$ 5,673.4
Goodwill		$ 1,183.3		$ 1,167.8	$ 1,131.1	$ 1,013.8
Plated
Business Acquisition [Line Items]
Total purchase consideration	$ 219.5
Net cash paid for acquisitions	117.3
Intangible assets	67.1
Goodwill	146.2
Acquisition related costs	6.3
Deferred consideration | Plated
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 50.0
Deferred consideration payment period	3 years
Earn-out | Plated
Business Acquisition [Line Items]
Potential additional consideration related to earn-out agreement	$ 125.0
Earn-out period for contingent consideration	3 years
Fair value | Deferred consideration | Plated
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 42.1
Fair value | Earn-out | Plated
Business Acquisition [Line Items]
Deferred consideration to be paid over three years	$ 60.1